Equity (Tables)	12 Months Ended
Dec. 31, 2016
Class of Stock [Line Items]
Schedule of Stock by Class [Table Text Block]
Preferred stock authorized, issued and outstanding was as follows at both December 31, 2016 and 2015:

Series	Shares Authorized	Shares Issued	Shares Outstanding
Floating Rate Non-Cumulative Preferred Stock, Series A	27,600,000	24,000,000	24,000,000
5.25% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C	1,500,000	1,500,000	1,500,000
Series A Junior Participating Preferred Stock	10,000,000	—	—
Not designated	160,900,000	—	—
Total	200,000,000	25,500,000	25,500,000

Schedule of Dividends Paid, Preferred Stock
Information on the declaration, record and payment dates, as well as per share and aggregate dividend amounts, for the Series A, Series B and Series C preferred stock was as follows:

			Dividend
Declaration Date	Record Date	Payment Date	Series A Per Share	Series A Aggregate	Series B Per Share	Series B Aggregate	Series C Per Share	Series C Aggregate
			(In millions, except per share data)
November 15, 2016	November 30, 2016	December 15, 2016	$0.253	$6	$—	$—	$26.250	$39
August 15, 2016	August 31, 2016	September 15, 2016	$0.256	6	$—	—	$—	—
May 16, 2016	May 31, 2016	June 15, 2016	$0.256	7	$—	—	$26.250	39
March 7, 2016	February 29, 2016	March 15, 2016	$0.253	6	$—	—	$—	—
				$25		$—		$78
November 16, 2015	November 30, 2015	December 15, 2015	$0.253	$6	$—	$—	$28.292	$43
August 17, 2015	August 31, 2015	September 15, 2015	$0.256	6	$—	—	$—	—
May 15, 2015	May 31, 2015	June 15, 2015	$0.256	7	$0.406	24	$—	—
March 5, 2015	February 28, 2015	March 16, 2015	$0.250	6	$0.406	24	$—	—
				$25		$48		$43
November 17, 2014	November 30, 2014	December 15, 2014	$0.253	$7	$0.406	$24	$—	$—
August 15, 2014	August 31, 2014	September 15, 2014	$0.256	6	$0.406	24	$—	—
May 15, 2014	May 31, 2014	June 16, 2014	$0.256	7	$0.406	24	$—	—
March 5, 2014	February 28, 2014	March 17, 2014	$0.250	6	$0.406	24	$—	—
				$26		$96		$—

Schedule of Dividends Paid, Common Stock
The table below presents declaration, record and payment dates, as well as per share and aggregate dividend amounts, for common stock:

			Dividend
Declaration Date	Record Date	Payment Date	Per Share	Aggregate
			(In millions, except per share data)
October 25, 2016	November 7, 2016	December 13, 2016	$0.400	$441
July 7, 2016	August 8, 2016	September 13, 2016	$0.400	441
April 26, 2016	May 9, 2016	June 13, 2016	$0.400	441
January 6, 2016	February 5, 2016	March 14, 2016	$0.375	413
				$1,736
October 27, 2015	November 6, 2015	December 11, 2015	$0.375	$419
July 7, 2015	August 7, 2015	September 11, 2015	$0.375	420
April 28, 2015	May 11, 2015	June 12, 2015	$0.375	420
January 6, 2015	February 6, 2015	March 13, 2015	$0.350	394
				$1,653
October 28, 2014	November 7, 2014	December 12, 2014	$0.350	$398
July 7, 2014	August 8, 2014	September 12, 2014	$0.350	395
April 22, 2014	May 9, 2014	June 13, 2014	$0.350	395
January 6, 2014	February 6, 2014	March 13, 2014	$0.275	311
				$1,499

Components of compensation expense related to stock based compensation
The components of compensation expense related to stock-based compensation includes compensation expense related to Phantom Stock-Based Awards, and excludes the insignificant compensation expense related to the 2015 Director Stock Plan. Those components were:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Stock Options and Unit Options	$9	$12	$26
Performance Shares and Performance Units (1)	75	59	103
Restricted Stock Units and Restricted Units	63	66	47
Total compensation expense	$147	$137	$176
Income tax benefit	$51	$48	$62
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(1)
Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

Total unrecognized compensation expense related to stock based compensation and the expected weighted average period over which the expenses will be recognized
The following table presents the total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

	December 31, 2016
	Expense	Weighted Average Period
	(In millions)	(Years)
Stock Options	$4	1.65
Performance Shares	$33	1.73
Restricted Stock Units	$41	1.80

Activity related to Stock Options
A summary of the activity related to Stock Options was as follows:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(Years)	(In millions)
Outstanding at January 1, 2016	23,506,764	$44.50	4.09	$166
Granted	900,764	$38.42
Exercised	(2,432,001)	$34.36
Expired	(2,429,009)	$50.50
Forfeited	(64,130)	$45.90
Outstanding at December 31, 2016	19,482,388	$44.73	3.68	$218
Vested and expected to vest at December 31, 2016	19,314,192	$44.72	3.69	$217
Exercisable at December 31, 2016	17,913,612	$44.79	3.28	$202
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(1)
The intrinsic value of each Stock Option is the closing price on a particular date less the exercise price of the Stock Option, so long as the difference is greater than zero. The aggregate intrinsic value of all outstanding Stock Options is computed using the closing Share price on December 31, 2016 of $53.89 and December 31, 2015 of $48.21, as applicable.

Weighted average assumptions used to determine the fair value of Stock Options issued
The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, that the model uses to determine the fair value of unexercised Stock Options that MetLife, Inc. has granted:

	Years Ended December 31,
	2016	2015	2014
Dividend yield	3.90%	2.72%	2.18%
Risk-free rate of return	0.62% - 2.85%	0.20% - 3.04%	0.12% - 5.07%
Expected volatility	33.58%	32.56%	33.26%
Exercise multiple	1.43	1.44	1.45
Post-vesting termination rate	2.58%	2.73%	2.93%
Contractual term (years)	10	10	10
Expected life (years)	7	7	6
Weighted average exercise price of stock options granted	$38.42	$51.39	$50.53
Weighted average fair value of stock options granted	$9.26	$13.29	$13.84

Stock Option exercise activity
The following table presents a summary of Stock Option exercise activity:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Total intrinsic value of stock options exercised	$42	$44	$67
Cash received from exercise of stock options	$84	$121	$156
Income tax benefit realized from stock options exercised	$15	$15	$24

Performance Share and Restricted Stock Unit Activity
The following table presents a summary of Performance Share and Restricted Stock Unit activity:

	Performance Shares		Restricted Stock Units
	Shares	Weighted Average Fair Value (2)	Units	Weighted Average Fair Value (2)
Outstanding at January 1, 2016	3,907,174	$44.08	3,078,959	$43.50
Granted	1,661,925	$49.65	2,075,089	$33.67
Forfeited	(159,358)	$49.91	(192,248)	$39.88
Payable (1)	(1,592,641)	$44.57	(1,539,787)	$40.52
Outstanding at December 31, 2016	3,817,100	$49.88	3,422,013	$39.08
Vested and expected to vest at December 31, 2016	3,637,175	$49.89	3,279,076	$39.23
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(1)	Includes both Shares paid and Deferred Shares for later payment.

(2)
Values for shares outstanding at January 1, 2016, represent weighted average number of shares multiplied by the fair value per share at December 31, 2015. Otherwise, all values represent weighted average of number of shares multiplied by the fair value per share at December 31, 2016. Fair value per share of Restricted Stock Units on December 31, 2016 was equal to Grant Date fair value per share.

Liability Award Unit Activity
The following table presents a summary of Liability Awards activity:

	Unit Options	Restricted Units	Performance Units
Outstanding at January 1, 2016	975,529	661,892	611,272
Granted	27,800	485,171	278,833
Exercised	(91,752)	—	—
Forfeited	(55,680)	(76,651)	(39,086)
Paid	—	(306,689)	(235,663)
Outstanding at December 31, 2016	855,897	763,723	615,356
Vested and expected to vest at December 31, 2016	770,307	687,351	553,820

Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2016	2015	2014
		(In millions)
Metropolitan Life Insurance Company (1)	New York	$3,444	$3,703	$1,487
American Life Insurance Company	Delaware	$341	$335	$(36)
Brighthouse Life Insurance Company (2)	Delaware	$1,186	$(1,022)	$1,543
Metropolitan Property and Casualty Insurance Company	Rhode Island	$171	$204	$291
Metropolitan Tower Life Insurance Company	Delaware	$8	$(42)	$51
New England Life Insurance Company (2)	Massachusetts	$109	$157	$303
General American Life Insurance Company	Missouri	$(2)	$204	$129
Other	Various	$(70)	$20	$22

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(1)
In December 2016, MLIC transferred all of the issued and outstanding shares of the common stock of each of New England Life Insurance Company (“NELICO”) and General American Life Insurance Company (“GALIC”) to MetLife, Inc., in the form of a non-cash extraordinary dividend.

(2)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA) (“Brighthouse Insurance”) and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc.

Statutory capital and surplus was as follows at:

	December 31,
Company	2016	2015
	(In millions)
Metropolitan Life Insurance Company (1)	$11,195	$14,485	(2)
American Life Insurance Company	$5,235	$6,115
Brighthouse Life Insurance Company (3)	$4,374	$5,942
Metropolitan Property and Casualty Insurance Company	$2,271	$2,335
Metropolitan Tower Life Insurance Company	$669	$710
New England Life Insurance Company (3)	$455	$632	(2)
General American Life Insurance Company	$923	$984	(2)
Other	$303	$417

__________________

(1)	In December 2016, MLIC transferred all of the issued and outstanding shares of the common stock of each of NELICO and GALIC to MetLife, Inc. in the form of a non-cash extraordinary dividend.

(2)	In 2015, NELICO and GALIC’s capital and surplus was included in MLIC’s total as they were subsidiaries of MLIC.

(3)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Insurance and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc.

Dividend Payment Restrictions
The table below sets forth the dividends permitted to be paid by MetLife, Inc.’s primary insurance subsidiaries prior to the Separation without insurance regulatory approval and dividends paid:

	2017		2016		2015
Company	Permitted Without Approval (1)		Paid (2)		Paid (2)
	(In millions)
Metropolitan Life Insurance Company	$2,723		$5,740	(3)	$1,489
American Life Insurance Company	$—		$—		$—
Brighthouse Life Insurance Company	$473	(4)	$261		$500
Metropolitan Property and Casualty Insurance Company	$98		$228		$235
Metropolitan Tower Life Insurance Company	$66		$60		$102
New England Life Insurance Company	$106	(4)	$295	(5)	$199 (5)
General American Life Insurance Company	$91		$—		$—
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(1)
Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval. See also note (4) below regarding the impact of the Separation on the dividends permitted to be paid by Brighthouse Insurance and NELICO.

(2)	Reflects all amounts paid, including those requiring regulatory approval.

(3)
In 2016, MLIC paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, MLIC distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc. in the form of a non-cash extraordinary dividend in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

(4)
Effective April 28, 2017 in connection with the Separation, MetLife, Inc. contributed all of the issued and outstanding shares of common stock of each of Brighthouse Insurance and NELICO to Brighthouse Holdings, LLC. As a result of the Separation, Brighthouse Insurance and NELICO ceased to be subsidiaries of MetLife, Inc. Accordingly, any dividends paid by Brighthouse Insurance and NELICO following the Separation will be paid to Brighthouse Financial, Inc. or its subsidiaries. MetLife will not receive the proceeds of any such dividends after the Separation.

(5)	Dividends paid by NELICO in 2015 were paid to its former parent, MLIC. Dividends paid by NELICO in 2016, including a $295 million extraordinary cash dividend, were paid to MetLife, Inc.

Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to MetLife, Inc., was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2013	$8,183	$231	$(1,659)	$(1,651)	$5,104
OCI before reclassifications	11,197	669	(1,492)	(1,150)	9,224
Deferred income tax benefit (expense)	(3,419)	(261)	(208)	401	(3,487)
AOCI before reclassifications, net of income tax	15,961	639	(3,359)	(2,400)	10,841
Amounts reclassified from AOCI	(811)	717	77	180	163
Deferred income tax benefit (expense)	249	(280)	(27)	(63)	(121)
Amounts reclassified from AOCI, net of income tax	(562)	437	50	117	42
Sale of subsidiary (2)	(320)	—	6	—	(314)
Deferred income tax benefit (expense)	80	—	—	—	80
Sale of subsidiary, net of income tax	(240)	—	6	—	(234)
Balance at December 31, 2014	15,159	1,076	(3,303)	(2,283)	10,649
OCI before reclassifications	(7,218)	(19)	(1,646)	125	(8,758)
Deferred income tax benefit (expense)	2,519	6	(1)	(43)	2,481
AOCI before reclassifications, net of income tax	10,460	1,063	(4,950)	(2,201)	4,372
Amounts reclassified from AOCI	(223)	608	—	229	614
Deferred income tax benefit (expense)	78	(213)	—	(80)	(215)
Amounts reclassified from AOCI, net of income tax	(145)	395	—	149	399
Balance at December 31, 2015	10,315	1,458	(4,950)	(2,052)	4,771
OCI before reclassifications	764	344	(476)	(62)	570
Deferred income tax benefit (expense)	(325)	(100)	114	24	(287)
AOCI before reclassifications, net of income tax	10,754	1,702	(5,312)	(2,090)	5,054
Amounts reclassified from AOCI	21	229	—	193	443
Deferred income tax benefit (expense)	(9)	(66)	—	(75)	(150)
Amounts reclassified from AOCI, net of income tax	12	163	—	118	293
Balance at December 31, 2016	$10,766	$1,865	$(5,312)	$(1,972)	$5,347
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(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2)	See Note 3.

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2016	2015	2014
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$78	$263	$673	Net investment gains (losses)
Net unrealized investment gains (losses)	39	35	53	Net investment income
Net unrealized investment gains (losses)	(37)	56	136	Net derivative gains (losses)
Net unrealized investment gains (losses)	(101)	(131)	(51)	Discontinued operations
Net unrealized investment gains (losses), before income tax	(21)	223	811
Income tax (expense) benefit	9	(78)	(249)
Net unrealized investment gains (losses), net of income tax	(12)	145	562
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	56	84	41	Net derivative gains (losses)
Interest rate swaps	12	11	8	Net investment income
Interest rate swaps	36	2	2	Discontinued operations
Interest rate forwards	(1)	4	(8)	Net derivative gains (losses)
Interest rate forwards	4	3	3	Net investment income
Interest rate forwards	1	2	2	Other expenses
Interest rate forwards	4	4	2	Discontinued operations
Foreign currency swaps	(350)	(720)	(762)	Net derivative gains (losses)
Foreign currency swaps	(2)	(1)	(2)	Net investment income
Foreign currency swaps	2	1	2	Other expenses
Foreign currency swaps	5	—	(6)	Discontinued operations
Credit forwards	3	1	—	Net derivative gains (losses)
Credit forwards	1	—	1	Net investment income
Credit forwards	—	1	—	Discontinued operations
Gains (losses) on cash flow hedges, before income tax	(229)	(608)	(717)
Income tax (expense) benefit	66	213	280
Gains (losses) on cash flow hedges, net of income tax	(163)	(395)	(437)
Foreign currency translation adjustment	—	—	(77)	Net investment gains (losses)
Income tax (expense) benefit	—	—	27
Foreign currency translation adjustment, net of income tax	—	—	(50)
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	(199)	(231)	(179)
Amortization of prior service (costs) credit	6	6	4
Discontinued operations	—	(4)	(5)
Amortization of defined benefit plan items, before income tax	(193)	(229)	(180)
Income tax (expense) benefit	75	80	63
Amortization of defined benefit plan items, net of income tax	(118)	(149)	(117)
Total reclassifications, net of income tax	$(293)	$(399)	$(42)
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(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 18.